UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Ridge Investment Management, LLC
Address: 274 Riverside, 2nd Floor
         Westport, CT  06880

13F File Number:  028-13340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Knox III
Title:     Chief Compliance Officer
Phone:     (203) 227-4515

Signature, Place, and Date of Signing:

  /s/ John J. Knox III     Westport, CT     July 21, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $220,898 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101     7534    95378 SH       SOLE                    95378        0        0
ABBOTT LABS                    COM              002824100     4974   106332 SH       SOLE                   106332        0        0
AT&T INC                       COM              00206R102     6805   281302 SH       SOLE                   281302        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     5419   134610 SH       SOLE                   134610        0        0
BANK OF AMERICA CORPORATION    COM              060505104     8422   586078 SH       SOLE                   586078        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     5139   208141 SH       SOLE                   208141        0        0
BARD C R INC                   COM              067383109     7670    98927 SH       SOLE                    98927        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      377     4725 SH       SOLE                     4725        0        0
CHEVRON CORP NEW               COM              166764100     6015    88631 SH       SOLE                    88631        0        0
CISCO SYS INC                  COM              17275r102     6428   301656 SH       SOLE                   301656        0        0
EMERSON ELEC CO                COM              291011104     8257   188996 SH       SOLE                   188996        0        0
EXXON MOBIL CORP               COM              30231G102     7042   123395 SH       SOLE                   123395        0        0
GENERAL ELECTRIC CO            COM              369604103     4860   337027 SH       SOLE                   337027        0        0
HALLIBURTON CO                 COM              406216101     7183   292569 SH       SOLE                   292569        0        0
HOME DEPOT INC                 COM              437076102     7734   275532 SH       SOLE                   275532        0        0
INTEL CORP                     COM              458140100     7120   366091 SH       SOLE                   366091        0        0
INVESCO LTD                    SHS              g491bt108     5707   339080 SH       SOLE                   339080        0        0
JPMORGAN CHASE & CO            COM              46625H100     6315   172503 SH       SOLE                   172503        0        0
KOHLS CORP                     COM              500255104     6123   128905 SH       SOLE                   128905        0        0
MEDTRONIC INC                  COM              585055106     5047   139153 SH       SOLE                   139153        0        0
NORFOLK SOUTHERN CORP          COM              655844108     6494   122410 SH       SOLE                   122410        0        0
ORACLE CORP                    COM              68389X105     6960   324319 SH       SOLE                   324319        0        0
PEPSICO INC                    COM              713448108     7529   123526 SH       SOLE                   123526        0        0
PPL CORP                       COM              69351T106     4047   162191 SH       SOLE                   162191        0        0
PROCTER & GAMBLE CO            COM              742718109     8789   146539 SH       SOLE                   146539        0        0
QUESTAR CORP                   COM              748356102     5629   123739 SH       SOLE                   123739        0        0
RAYTHEON CO                    COM NEW          755111507     7013   144933 SH       SOLE                   144933        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     3412   240606 SH       SOLE                   240606        0        0
SEMPRA ENERGY                  COM              816851109     4207    89904 SH       SOLE                    89904        0        0
ST JUDE MED INC                COM              790849103     3067    84995 SH       SOLE                    84995        0        0
STAPLES INC                    COM              855030102     4435   232823 SH       SOLE                   232823        0        0
TERADATA CORP DEL              COM              88076W103     6971   228707 SH       SOLE                   228707        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     8527   131366 SH       SOLE                   131366        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     7203   253623 SH       SOLE                   253623        0        0
US BANCORP DEL                 COM NEW          902973304     4576   204761 SH       SOLE                   204761        0        0
WAL MART STORES INC            COM              931142103     7868   163672 SH       SOLE                   163672        0        0